Cover	Dec. 15, 2022
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 15, 2022
Entity File Number	001-39986
Entity Registrant Name	Itiquira Acquisition Corp.
Entity Central Index Key	0001805508
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	430 Park Avenue
Entity Address, Address Line Two	Suite 202
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	646
Local Phone Number	350-0341
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A common stock, $0.0001 par value, and one-half of one redeemable warrant
Trading Symbol	ITQRU
Security Exchange Name	NASDAQ
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares included as part of the units
Trading Symbol	ITQ
Security Exchange Name	NASDAQ
Redeemable Warrants [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants included as part of the units
Trading Symbol	ITQRW
Security Exchange Name	NASDAQ